Equity (Details 1) - shares	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Composition of share capital in number of shares
Subtotal	6,719,858,095	6,719,858,095
Total outstanding shares	6,693,580,972	6,693,580,972	6,693,580,972
Common shares
Composition of share capital in number of shares
Subtotal	3,359,929,223	3,359,929,223
Total outstanding shares	3,354,393,420	3,354,393,420	3,354,393,420
Preferred shares
Composition of share capital in number of shares
Subtotal	3,359,928,872	3,359,928,872
Total outstanding shares	3,339,187,552	3,339,187,552	3,339,187,552
Treasury (common shares)
Composition of share capital in number of shares
Total outstanding shares	(5,535,803)	(5,535,803)
Treasury (preferred shares)
Composition of share capital in number of shares
Total outstanding shares	(20,741,320)	(20,741,320)

[1]	All share amounts presented for prior periods have been adjusted to reflect the stock split approved at the Special Shareholders' Meeting held on March 12, 2018 in proportion of one new share for every 10 shares held.